May 1, 2000

PROSPECTUS
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Burnham Fund

Burnham Dow 30 'sm' Focused Fund

Burnham Financial Services Fund           THE BURNHAM FAMILY OF FUNDS

Burnham Money Market Fund

Burnham U.S. Treasury Money Market Fund

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As with all mutual funds, the Securities and Exchange Commission does not approve or disapprove these shares or say whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.


                         [BURNHAM FINANCIAL GROUP LOGO]

[LOGO]

                               TABLE OF CONTENTS

      THE FUNDS

      Profiles of the principal strategies and risks of each fund

          Burnham Fund................................................   2

          Burnham Dow 30 'sm' Focused Fund............................   6

          Burnham Financial Services Fund.............................   9

          Burnham Money Market Fund...................................  12

          Burnham U.S. Treasury Money Market Fund.....................  15

      THE INVESTMENT ADVISER..........................................  18

      YOUR ACCOUNT
      Instructions and information on investing in the funds

          Choosing A Share Class......................................  20

          How To Buy Shares...........................................  22

          How To Exchange And Redeem Shares...........................  23

          Transaction Policies........................................  24

          Tax Considerations And Distributions........................  26

          Dow Jones Disclaimer........................................  27

      FINANCIAL HIGHLIGHTS
      Fund Performance Data

          Burnham Fund................................................  29

          Burnham Dow 30 'sm' Focused Fund............................  30

          Burnham Financial Services Fund.............................  31

          Burnham Money Market Fund...................................  32

          Burnham U.S. Treasury Money Market Fund.....................  33

      WHERE TO GET MORE INFORMATION

         ......................................................BACK COVER

                                            Each of the Burnham funds has its
                                            own risk profile, so be sure to read
                                            this prospectus carefully before
                                            investing in any of the funds.

                                            Mutual funds are not bank accounts
                                            and are neither insured nor
                                            guaranteed by the FDIC or any other
                                            government agency. An investment in
                                            any mutual fund entails the risk of
                                            losing money.

THE BURNHAM FAMILY OF FUNDS

              Burnham Asset Management was founded in 1989 and today, together with the Burnham Securities Inc., manages approximately $3 billion in assets for investors. The Burnham Fund was created in 1975 and has been guided by the same investment team since inception.

              The Burnham family of funds has recently expanded to offer greater flexibility to investors. All the funds share Burnham's fundamental philosophy of prudent investment and risk management through all phases of the economic cycle.


THE FUNDS 1

                                  BURNHAM FUND

TICKER SYMBOL:

BURHX

[GRAPHIC OMITTED]

PORTFOLIO MANAGER

Jon M. Burnham has had primary day-to-day responsibility for the fund's portfolio since 1995. Mr. Burnham is president, chief executive officer and chairman of the board of trustees of the fund and the chairman and chief executive officer of the adviser and distributor.

IS THIS FUND FOR YOU?

Burnham Fund is best suited for investors who:

 - Want the relative stability of investments in large-capitalization companies with some of the growth opportunities of smaller companies

 - Seek capital growth with
   a focus on risk management

 - Are investing for the
   long term

THE FUND SEEKS CAPITAL APPRECIATION, MAINLY LONG-TERM. INCOME IS GENERALLY OF LESSER IMPORTANCE, MEANING THAT IT IS A SECONDARY GOAL.

MAIN STRATEGIES
--------------------------------------------------------------------------------

The fund pursues its goal by investing in a diverse portfolio of common stocks. The fund will invest predominately in large-capitalization companies.

HOW THE FUND SELECTS SECURITIES

In managing the fund's stock portfolio, the manager first uses sector research, which focuses on selecting the industries the fund will invest in (top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In the past, the fund has tended to favor the following sectors:

                - Energy

                - Finance

                - Health Care

                - Services

                - Technology

The fund may emphasize different sectors in the future.

In selecting individual stocks, the manager looks for companies that appear to have the following characteristics:

                - Potential for sustained earnings growth of at least 15%-20%
                  per year

                - Product leadership and strong management teams that focus on enhancing shareholder value

                - Companies with histories of paying regular dividends

                - Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Although the fund typically favors large "blue-chip" companies, it will consider opportunities in medium- and small-capitalization companies that meet its selection criteria.

THE FUNDS    2

OTHER INVESTMENTS

The fund may also invest in debt securities of any maturity, duration or credit quality (including junk bonds) from any government or corporate issuer. The fund generally invests in short- to medium-term corporate bonds and maintains an average portfolio credit rating of A.

The fund may invest without limit in dollar-denominated foreign securities but only up to 15% of its total assets in non-dollar foreign securities. The fund may make limited investments in derivative instruments. Derivatives are a type of investment whose value is based on other securities or market indices.

Under normal conditions, the fund intends to remain fully invested. In extraordinary conditions, the fund may invest extensively in cash or short-term investment grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its goal.

MAIN RISKS
--------------------------------------------------------------------------------

The main risk of this fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies. The fund's investments in debt securities will generally fall in value when interest rates rise.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:


                - Any of the categories of securities that the fund
                  emphasizes--large-capitalization stocks or particular sectors--could fall out of favor with the market.

                - Companies in the fund's portfolio could fail to achieve
                  earnings estimates or other market expectations, causing their stock prices to drop.

                - The fund's management strategy or securities selection methods could prove less successful than anticipated.

                - A bond issuer could be downgraded in credit rating or go into default. The risk of default and the price volatility associated with it are greater for junk bonds.

                - If any of the fund's bonds are redeemed substantially earlier or later than expected, performance could suffer.

                - Investments in derivatives could magnify any of the fund's gains or losses.

                - Foreign investments present additional risks compared with domestic investments. These may include:

                      - Unfavorable currency exchange rates

                      - Inadequate financial information

                      - Political and economic upheavals

                     These risks are greater in emerging markets.

DEFINITION OF
LARGE-CAPITALIZATION STOCKS

Large-capitalization stocks (commonly known as "blue-chip") are usually issued by well established companies. These companies maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large companies historically have involved less market risk and lower long-term market returns. Their stock prices tend to rise and fall less dramatically than those of smaller-capitalization companies.

This fund considers a stock to be a large-capitalization stock if its total market capitalization (the value of all of its outstanding shares) is $8.5 billion or more.


THE FUNDS    3

PAST PERFORMANCE

The chart and table below describe the fund's performance history. All mutual funds present this information so that you can compare funds more readily. Bear in mind that past performance is not a guarantee of future performance.

The bar chart shows the fund's annual total returns for the last ten years. Returns for the fund's single best and single worst quarters give some indication of how widely short-term performance has varied. These figures would be lower if they reflected sales charges.

RETURN FOR CLASS A SHARES

                              [PERFORMANCE GRAPH OMITTED]

1990    1991    1992   1993    1994     1995    1996    1997    1998     1999
(1.76%) 17.98%  7.70%  9.35%   (1.77%)  24.45%  17.60%  24.74%  22.08%   32.71%


BEST QUARTER:         22.87% IN 4TH QUARTER OF 1999
WORST QUARTER:       (13.36%) IN 3RD QUARTER OF 1998

The table presents the fund's average annual returns over 1, 5 and 10 years for each share class and the life of class for Class B shares along with those of recognized U.S. common stock and bond indices. The fund's performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses.

AVERAGE ANNUAL RETURNS

                                                                               Class B:
For the following periods ending 12/31/99       1 year   5 years   10 years    inception*

CLASS A SHARES                                  26.08%    22.95%     14.18%         --

CLASS B SHARES                                  27.60%    23.26%        --       17.70%

S & P 500 INDEX                                 21.04%    28.54%     18.20%      22.89%

LEHMAN GOV/CORP BOND INDEX                     (2.15)%     7.61%      7.60%       5.39%

The S&P 500 Index includes the common stocks of 500 large U.S. companies.
The Lehman Brothers Government/Corporate Bond Index includes U.S. government and corporate bonds. Both are unmanaged.

*Class B shares commenced operations on 10/18/93; their performance is compared to index figures that begin on 11/1/93.


THE FUNDS    4

FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE
--------------------------------------------------------------------------------

                                                        Class A          Class B

SHAREHOLDER FEES
     fees paid directly from your investment

Maximum front-end sales charge (load)                   5.00%            NONE
        % of offering price

Maximum contingent deferred sales charge                NONE             5.00%
        % of offering price or the amount you
        receive when you sell shares, whichever is less

ANNUAL FUND OPERATING EXPENSES
         expenses that are deducted from fund assets

Management fees                                         0.60%            0.60%
Distribution (12b-1) fees                               0.25%            1.00%
Other expenses(1)                                       0.59%            0.59%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                 1.44%            2.19%

(1)The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:

Management fees                                            0.60%        0.60%
Distribution (12b-1) fees                                  0.25%        1.00%
Other expenses                                             0.49%        0.49%
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Net Annual Fund Operating Expenses                         1.34%        2.09%

Example

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

       - $10,000 original investment
       - 5% annual return
       - No changes in operating expenses
       - Reinvestment of all dividends and distributions

                                    1 year      3 years     5 years     10 years
--------------------------------------------------------------------------------
Class A                             $ 639       $   933      $ 1,248     $ 2,138
Class B with redemption             $ 622       $   985      $ 1,275     $ 2,334
Class B without redemption          $ 222       $   685      $ 1,175     $ 2,334

Because actual returns and expenses may be different, this example is for comparison purposes only. The 10 year figures for Class B shares assume the conversion to Class A shares after eight years.

UNDERSTANDING SHAREHOLDER FEES

FRONT-END SALES CHARGE

An amount charged for the sale of some fund shares, usually sold by a broker or sales professional. A sales charge or load is reflected in the asked or offering price.

ASKED OR OFFERING PRICE

The price at which the fund's shares may be purchased. The asked or offering price includes the current net asset value plus any sales charge.

CONTINGENT DEFERRED SALES CHARGE

A fee imposed when shares are redeemed during the first few years of ownership. Please refer to "Choosing a Share Class" on page 20 for further information on alternative purchase arrangements.

UNDERSTANDING FUND EXPENSES

MANAGEMENT FEES

Fee paid to the adviser for
the supervision of the fund's
investment program.

RULE 12b-1 FEES

Under SEC Rule 12b-1, mutual funds may use some of their assets to pay commissions to brokers, other marketing expenses and shareholder service fees. You should take 12b-1 fees into account when choosing a fund and share class.

OTHER EXPENSES

Fees paid by the fund for miscellaneous items such as transfer agency, custodian, administration, professional and registration fees.


THE FUNDS    5

                                    BURNHAM
                               DOW 30'sm' FOCUSED
                                      FUND

[GRAPHIC OMITTED]

PORTFOLIO MANAGER

David Leibowitz has had the primary
day-to-day responsibility for the
fund's portfolio since its inception.
Mr. Leibowitz is a Managing
Director of Burnham Asset
Management Corp. and Burnham Securities Inc.

IS THIS FUND FOR YOU?

Burnham Dow 30 'sm' Focused Fund is best suited for investors who:

 - Are investing for the
   long term

 - Seek capital appreciation from
   a portfolio of DJIA stocks

 - Want to increase their
   exposure to the largest U.S.
   companies

 - Are comfortable with price
   volatility

This fund's goal is non-fundamental and may be changed without shareholder approval.

THE FUND'S GOAL IS CAPITAL APPRECIATION.

MAIN STRATEGIES
--------------------------------------------------------------------------------

The fund pursues its goal by investing in stocks represented in the Dow Jones Industrial Average 'sm' (DJIA 'sm'). The fund also invests in closely related securities, called DJIA equivalents, including:

          - Securities such as DIAMONDS 'sm', which represent percentage interests in a basket of all 30 DJIA stocks.

          - Derivatives that are based on U.S. stock indices or on individual DJIA stocks. Derivatives are a type of investment whose value is determined by underlying securities or market indices.

HOW THE FUND SELECTS SECURITIES

The fund invests approximately half of its assets passively and half actively. Both halves may invest in DJIA stocks or DJIA equivalents; the passive half invests in these in proportions that approximately match the composition of the DJIA.

In managing the active portion of its assets, the fund may continue to hold stocks that have been dropped from the DJIA. The fund may also emphasize or overweight certain DJIA companies that appear to have the following characteristics:

          - Low price-to-earnings (P/E) ratios

          - Attractive cash flows

          - Higher actual and projected dividends

          - Above-average growth rates relative to P/E ratios

          - Perceived momentum in earnings growth

In both parts of the portfolio, the fund may invest in DJIA equivalents rather than DJIA stocks in order to:

          - Maintain liquidity

          - Facilitate trading

          - Reduce transaction costs

          - Take advantage of relative bargains

Undernormal conditions, the fund intends to remain fully invested. In extraordinary circumstances, the fund may invest up to 25% of its total assets in cash or cash equivalents. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its goal.

THE FUNDS    6

MAIN RISKS
--------------------------------------------------------------------------------

The main risk of this fund is a downturn in the stock market, and particularly in the Dow Jones Industrial Average.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

          - Blue-chip stocks could fall out of favor with the market, especially in relation to small-capitalization stocks.

          - DJIA companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop. If the fund overweights its investment in any such company, it could suffer disproportionately higher losses.

          - DJIA equivalents could underperform DJIA stocks because of weak price correlation.

          - The fund's management strategy, or other stock selection methods, could prove to be less successful than anticipated.

          - Investments in derivatives could magnify any of the fund's gains or losses.


PAST PERFORMANCE

The fund does not yet have past performance data for a full calendar year. Next year's propectus will provide performance data here.

                NON-DIVERSIFICATION

                The fund is non-diversified and may invest a larger portion of its assets in the securities of a single issuer than diversified funds. An investment in the fund could go up and down in value more than an investment in a diversified fund.

DOW JONES INDUSTRIAL AVERAGE

The Dow Jones Industrial Average is the oldest continuing stock market average in the world. The companies in it are household names and represent about one-sixth of the market value of the U.S. stock market. Unlike a market index, the DJIA is weighted by share price rather than market capitalization. Each day, the prices of one share of each company in the average are totaled. Then, instead of simply dividing by 30 to get an average, the total is multiplied by a special divisor calculated to compensate for stock splits and similar events that would otherwise distort the average.

The composition of the DJIA changes from time to time, as determined by the editors of The Wall Street Journal. Dow Jones & Company, Inc. has no connections with or obligations to the adviser or the fund.

Dow Jones does not sponsor, endorse, sell or promote the fund. Dow Jones does not make any representation regarding the advisability of investing in the fund.

                WHAT ARE DIAMONDS?

                DIAMONDS are shares of a publicly traded unit investment trust that owns the stocks of the DJIA in the same proportion as represented in the DJIA. DIAMONDS trade on the American Stock Exchange at approximately 99/100th of the value of the DJIA. DIAMONDS have certain operational expenses that are deducted from the dividends paid to DIAMOND investors.


THE FUNDS    7

FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE

SHAREHOLDER FEES
        fees paid directly from your investment
Maximum redemption fee                                     1.00%
        charged only on shares you sell after
        owning them for less than six months

ANNUAL FUND OPERATING EXPENSES
        expenses that are deducted from fund assets
Management fees                                            0.60%
Distribution (12b-1) fees                                  0.25%
Other expenses(1)                                         18.98%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                   19.83%

(1) The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:

Management fees                                            0.60%
Distribution (12b-1) fees                                  0.25%
Other expenses                                             0.35%
--------------------------------------------------------------------------------
Net annual fund operating expenses                         1.20%

EXAMPLE

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

                -  $10,000 original investment
                -  5% annual return
                -  No changes in operating expenses
                -  Reinvestment of all dividends and distributions

                1 year       3 years       5 years       10 years
                -------------------------------------------------
                $1,836       $4,731        $6,832        $9,894

The figures in the example would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses may be different, this example is for comparison purposes only. The example does not reflect net annual fund operating expenses for the period assuming the imposition of the expense cap. For the period, the fund's expenses impacted for all expense cap waivers for the one, three, five and ten year periods would be $122, $381, $660 and $1,455, respectively.

UNDERSTANDING SHAREHOLDER FEES

REDEMPTION FEES

Fees used to discourage short-term market timers from engaging in frequent purchases and redemptions. This practice can disrupt the fund's investment program and result in additional transaction costs that are borne by all shareholders of the fund. (The fund is intended for investors with a long-term investment outlook.)

UNDERSTANDING FUND
EXPENSES

MANAGEMENT FEES

Fees paid to the adviser for the
supervision of the fund's
investment program.

RULE 12b-1 FEES

Under SEC Rule 12b-1, mutual funds may use some of their assets to pay commissions to brokers, other marketing expenses and shareholder service fees. You should take 12b-1 fees into account when choosing a fund and share class.

OTHER EXPENSES

Fees paid by the fund for miscellaneous items such as transfer agency, custodian, administration, professional and registration fees.

THE FUNDS    8

                               BURNHAM
                          FINANCIAL SERVICES
                                FUND


SUBADVISER

Mendon Capital Advisors Corp.
is a registered investment adviser
incorporated in the State of
Delaware. The subadviser has been
providing investment advisory
services focused in the financial
services industry to private invest-
ment companies since 1996.

[GRAPHIC OMITTED]

PORTFOLIO MANAGER

Anton Schutz has had the primary
day-to-day responsibility for the
fund's portfolio since its inception.
Mr. Schutz is the President of
Mendon Capital Advisors Corp.
and Vice President of Burnham
Securities Inc.

IS THIS FUND FOR YOU?

Burnham Financial Services Fund is best suited for investors who:

- Are investing for
  the long term

- Wish to increase their
  exposure to the financial
  services sector

- Seek potentially more
  rapid capital growth than
  might be achieved in
  a sector-diversified fund

- Are comfortable with
  increased price volatility

This fund's goal is non-fundamental and may be changed without shareholder approval.

THE FUND SEEKS CAPITAL APPRECIATION.

MAIN STRATEGIES
--------------------------------------------------------------------------------

The fund pursues its goals by investing at least 75% of its assets in stocks of U.S. companies in the financial services sector. The fund considers all of the following as part of this sector:

         - Banks and thrifts
         - Securities brokers and dealers
         - Investment management and advisory firms
         - Insurance companies
         - Specialty finance companies
         - Financial conglomerates
         - Publicly traded, government-sponsored financial intermediaries
         - Any company that derives at least 50% of its revenues from doing business with financial services companies, such as a financial software company

HOW THE FUND SELECTS SECURITIES

In selecting stocks, the fund's manager uses a combination of growth and value strategies. The manager seeks growth stocks of companies with the following characteristics:

         - Capable management
         - Attractive business niches
         - Sound financial and accounting practices
         - Demonstrated ability to sustain growth in revenues, earnings and cash flow

The manager also looks for opportunities to purchase value stocks of companies that appear to be:

         - Undervalued based on their balance sheets or individual circumstances
         - Temporarily distressed
         - Poised for a merger or acquisition

Although the fund may invest in companies of any size, it typically focuses on those with market capitalizations of $8 billion or less. The fund generally intends to invest in U.S. companies, but it may also invest up to 10% of its total assets in foreign securities.

This stock selection strategy may lead the fund to concentrate its investments in a limited number of regions of the U.S.

THE FUNDS     9

OTHER INVESTMENTS

The fund may invest up to 25% of its total assets in:

        - Companies outside the financial services sector
        - Debt securities of any maturity, duration, or credit rating (including junk bonds) from any government or corporate issuer, U.S. or foreign

The fund may use derivatives (a type of investment whose value is based on one or more securities or market indices) to hedge against market changes or as a substitute for securities transactions. It may also use derivatives in attempts to profit from anticipated market movements.

Under normal conditions, the fund intends to remain fully invested. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its goal.

MAIN RISKS
--------------------------------------------------------------------------------

The main risks of this fund are the performance of the stock market and the level of interest rates. Because this fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

        - An adverse event could disproportionately affect the financial services sector.
        - Rising interest rates increase the cost of financing to, and reduce the profitability of, companies in the financial services sector.
        - Any of the categories of securities that the fund emphasizes-- financial services companies and companies with less than $8 billion in market capitalization--could fall out of favor.
        - Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.
        - Investments in derivatives could magnify any of the fund's gains or losses.
        - A bond issuer could be downgraded in credit quality or go into default. The risk of default and the price volatility associated with it are greater for junk bonds.
        - Foreign investments present additional risks compared with domestic investments. These may include:

                   -   Unfavorable currency exchange rates
                   -   Inadequate financial information
                   -   Political and economic upheavals

                   These risks are greater in emerging markets.

PAST PERFORMANCE
--------------------------------------------------------------------------------

The fund does not yet have past performance data for a full calendar year. Next year's prospectus will provide performance data here.

WHY INVEST IN FINANCIAL
COMPANIES?

DEMOGRAPHICS
The largest consumers of financial services are those in the 45 to 64 age group, which is projected to grow significantly over the next 20 years.

CONSOLIDATION
The current consolidation trend in the financial services sector presents investment opportunities.

DEREGULATION
Deregulation of the financial services industry is enabling firms to enter a wider variety of financial service businesses.

GLOBALIZATION
Increasing globalization provides opportunities for foreign firms to expand their businesses in the financial services sector.

SPECIALIZATION
Financial service providers are "unbundling" financial products to meet customer needs, provide profit opportunities and expand their markets.


THE FUNDS       10

FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE

                                                Class A           Class B

SHAREHOLDER FEES
 fees paid directly from your investment

Maximum front-end sales charge (load)           5.00%             None
 % of offering price

Maximum contingent deferred sales charge        NONE              5.00%
 % of offering price or the amount you receive when you sell shares, whichever is less

ANNUAL FUND OPERATING EXPENSES
 expenses that are deducted from fund assets


Management fees                                 0.75%             0.75%
Distribution (12b-1) fees                       0.25%             1.00%
Other expenses(1)                               6.42%             6.42%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)         7.42%             8.17%


(1) The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:

Management fees                                 0.75%             0.75%
Distribution (12b-1) fees                       0.25%             1.00%
Other expenses                                  0.60%             0.60%
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses              1.60%             2.35%

EXAMPLE

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

       - $10,000 original investment
       - 5% annual return
       - No changes in operating expenses
       - Reinvestment of all dividends and distributions


                                1 year       3 years       5 years      10 years
--------------------------------------------------------------------------------
Class A                         $ 1,196      $ 2,539       $ 3,817      $ 6,752
Class B with redemption         $ 1,204      $ 2,636       $ 3,873      $ 6,790
Class B without redemption      $   804      $ 2,336       $ 3,773      $ 6,790

Because actual return and expenses may be different, this example is for comparison purposes only. The example does not reflect net annual fund operating expenses for the period assuming the imposition of the fund's expense cap for each respective class of shares. For the period, the fund's annual net operating expenses for the one, three, five and ten year periods for Class A and B shares are: $654 and $638; $980 and $1,033; $1,327 and $1,355; $2,305 and $2,691,
respectively. Class B shares without redemption for the period are $238, $733, $1,255, and $2,691, respectively.

UNDERSTANDING
SHAREHOLDER FEES

FRONT-END SALES CHARGE

An amount charged for the sale of some fund shares, usually sold by a broker or sales professional. A sales charge or load is reflected in the asked or offering price.

ASKED OR OFFERING PRICE

The price at which the fund's shares may be purchased. The asked or offering price includes the current net asset value plus any sales charge.

CONTINGENT DEFERRED SALES CHARGE

A fee imposed when shares are redeemed during the first few years of ownership. Please refer to "Choosing a Share Class" on page 20 for further information on alternative purchase arrangements.

UNDERSTANDING
FUND EXPENSES

MANAGEMENT FEES

Fee paid to the adviser for
the supervision of the fund's
investment program.

RULE 12b-1 FEES

Under SEC Rule 12b-1, mutual funds may use some of their assets to pay commissions to brokers, other marketing expenses and shareholder service fees. You should take 12b-1 fees into account when choosing a fund and share class.

OTHER EXPENSES

Fees paid by the fund for miscellaneous items such as transfer agency, custodian, administration, professional and registration fees.

THE FUNDS   11

                               BURNHAM
                            MONEY MARKET
                                FUND

TICKER SYMBOL:
BURXX
--------------------------------

SUBADVISER

Reich & Tang Asset Management L.P. was formed in 1994. Reich & Tang manages discretionary equity and money market assets, principally for institutional clients. The subadviser's investment philosophy is oriented toward the preservation of capital.

Portfolio Manager
Molly Flewharty has had the primary day-to-day responsibility for the fund's portfolio since inception. Ms. Flewharty is Senior Vice-President of Reich & Tang Asset Management L.P.

IS THIS FUND FOR YOU?

Burnham Money Market Fund is best suited for investors who:

 - Seek to preserve capital

 - Are seeking a temporary
   holding place for investments

 - Are investing for the short-term

 - Are seeking the highest possible
   income available from short-term
   securities

This fund's goal is non-fundamental and may be changed without shareholder approval.

THE FUND'S GOAL IS MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

MAIN STRATEGIES
--------------------------------------------------------------------------------

The fund is managed to maintain a stable $1.00 share price. The fund invests only in dollar-denominated money market securities of the highest short-term credit quality. Each security must have a remaining maturity of 13 months or less. The fund's average weighted maturity will not exceed 90 days. Its yield will go up and down with changes in short-term interest rates.

HOW THE FUND SELECTS SECURITIES

In managing the portfolio, the subadviser looks for securities that appear to offer the best relative value based on analysis of:

                - Credit quality                   - Yield

                - Interest rate sensitivity        - Price

An investment committee meets weekly to determine the fund's portfolio strategy based on interest rates, credit quality and performance. The primary function of the committee is to develop an approved list of securities that satisfy the funds' credit criteria, guidelines and objectives. From time to time, the fund may emphasize, or overweight, its investments in particular types of issuers or maturities to increase current yields.

The fund may invest in certain foreign securities: dollar-denominated money market securities of foreign issuers, foreign branches of U.S. banks, and U.S. branches of foreign banks.

                    DEFINITION OF A MONEY MARKET FUND

                    A money market fund is a pool of assets investing in U.S. dollar-denominated short-term debt obligations. Because of the high degree of safety they provide, money market funds typically offer the lowest return of any type of mutual fund.


THE FUNDS       12

MAIN RISKS
--------------------------------------------------------------------------------

The main risk of this fund is the level of short-term interest rates. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the $1.00 share price that the fund tries to maintain.


Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

      - An issuer could be downgraded in credit quality or go into default.

      - Foreign securities present additional risks compared with domestic investments. These may include:


              - Inadequate financial information

              - Political and economic upheavals

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PAST PERFORMANCE
--------------------------------------------------------------------------------

The Fund does not yet have past performance data for a full calendar year. Next year's prospectus will provide performance data here.

MONEY MARKET FUND YIELD

The fund's current yield reflects the relationship between the fund's current level of annual income and its price on a particular day.


TYPES OF MONEY
MARKET SECURITIES

U.S. TREASURY BILLS
Debt obligations sold by the
U.S. Treasury that mature in
one year or less and are backed
by the U.S. government.

AGENCY NOTES
Debt obligations of U.S.
government agencies.

CERTIFICATES OF DEPOSIT
Receipts for funds deposited at banks that guarantee a fixed interest rate over a specified time period.

REPURCHASE AGREEMENTS
Contracts, usually involving U.S. government securities, whereby one party sells and agrees to buy back securities at a fixed price on a designated date.

BANKERS' ACCEPTANCES
Bank-issued commitments to pay for merchandise sold in the import/export market.

COMMERCIAL PAPER
Unsecured short-term obligations that companies typically issue to finance current operations and expenses.

MEDIUM-TERM NOTES
Unsecured corporate debt obligations that are continuously offered in a range of maturities and structures.

FLOATING RATE NOTE
A debt instrument with a variable interest rate that is typically tied to a money market index. Floating rate notes usually have a maturity of less than five years.

VARIABLE RATE DEMAND NOTES
Notes from commercial banks that are payable on demand. Interest is tied to a money market rate, usually the bank Prime Rate. The rate on the note is adjusted for changes in the base rate.

TAXABLE MUNICIPAL NOTES
Taxable debt obligation of a state or local government entity.


THE FUNDS       13

FEES AND EXPENSES
--------------------------------------------------------------------------------

The table below describes the fees and expenses you could expect as an investor in this fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets, and are reflected in the fund's total return.

FEE TABLE
--------------------------------------------------------------------------------

SHAREHOLDER FEES                                          NONE
        fees paid directly from your investment

ANNUAL FUND OPERATING EXPENSES
        expenses that are deducted from fund assets

Management fees                                           0.45%
Distribution (12b-1) fees                                 NONE
Other expenses (1)                                        0.69%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                   1.14%

(1) The adviser has agreed to cap the annual fund operating expenses, although it may change or drop the cap at any time. With the cap, actual expenses are projected to be:

Management fees                                           0.45%
Distribution (12b-1) fees                                 NONE
Other expenses                                            0.52%
--------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                        0.97%

EXAMPLE

This example shows what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

      - $10,000 original investment

      - 5% annual return

      - No changes in operating expenses

      - Reinvestment of all dividends and distributions

       1 year            3 years            5 years            10 years
       ----------------------------------------------------------------
       $ 116              $ 362              $ 628              $ 1,386

The figures in the example would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses may be different, this example is for comparison purposes only. The example does not reflect net annual operating expenses for the period assuming the imposition of the expense cap. For the period, the fund's expenses impacted for all expense cap waivers for the one, three, five and ten year periods would be $99, $309, $536 and $1,190, respectively.

UNDERSTANDING FUND
EXPENSES

MANAGEMENT FEES
Fee paid to the adviser for
the supervision of the fund's
investment program.

OTHER EXPENSES
Fees paid by the fund for miscellaneous items such as transfer agency, administration, custodian, professional and registration fees.

THE FUNDS       14

                                     Burnham
                           U.S. Treasury Money Market
                                      Fund


TICKER SYMBOL:
BUTXX
--------------------------------------

Subadviser

Reich & Tang Asset Management
L.P. was formed in 1994. Reich
& Tang manages discretionary equity and
money market assets, principally for
institutional clients. The subadviser's
investment philosophy is oriented
toward the preservation of capital
and long-term appreciation.

Portfolio Manager
Molly Flewharty has had the primary day-to-day responsibility for the fund's portfolio since inception. Ms. Flewharty is Senior Vice-President of Reich & Tang Asset Management L.P.

Is this fund for you?

Burnham U.S. Treasury Money Market Fund is best suited for investors who:

   - Seek maximum preservation of
     capital, liquidity and the highest
     possible current income

   - Are seeking stability and
     accessibility for investment

   - Are investing for the short term

   - Are seeking the highest possible
     credit risk protection on
     investments

This fund's goal is non-fundamental and may be changed without shareholder approval.

THE FUND'S GOAL IS MAXIMUM CURRENT INCOME THAT IS CONSISTENT WITH MAINTAINING LIQUIDITY AND PRESERVING CAPITAL.

MAIN STRATEGIES
--------------------------------------------------------------------------------

The fund is managed to maintain a stable $1.00 per share price. The fund invests at least 80% of its assets in U.S. Treasury securities, which are backed by the full faith and credit of the U.S. government. The fund's remaining securities will be invested in debt obligations of U.S. government agencies backed by the full faith and credit of the U.S. government. Each security will have a remaining maturity of 13 months or less. The fund's average weighted maturity will not exceed 90 days. Its yield will go up and down with changes in short-term interest rates.


How the fund selects securities

In managing the portfolio, the subadviser looks for securities that appear to offer the best relative value based on analysis of their:

   - Interest rate sensitivity

   - Yield

   - Price

An investment committee meets weekly to determine the fund's portfolio strategy based on interest rates, availability of cash, and performance. The primary function of the committee is to develop an approved list of securities that satisfy the fund's guidelines and objectives. From time to time, the fund may emphasize, or overweight, its investments in particular types of issuers or maturities to increase current yields.

                    DEFINITION OF A MONEY MARKET FUND

                    A money market fund is a pool of assets investing in U.S. dollar-denominated short-term debt obligations. Because of the high degree of safety they provide, money market funds typically offer the lowest return of any type of mutual fund.


THE FUNDS       15

MAIN RISKS
--------------------------------------------------------------------------------

The main risk of the fund is the level of short-term interest rates. There is little risk of principal loss because the fund is managed to maintain a stable $1.00 share price. However, the fund may be unable to avoid principal losses if interest rates rise sharply in an unusually short period of time. If short-term interest rates rise steeply, the prices of money market securities could fall and threaten the $1.00 share price that the fund tries to maintain.

The fund should have minimal or no credit risk because it invests in securities backed by the U.S. government, the most creditworthy issuer of fixed income securities.

In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This may be an advantage when interest rates are rising but not when they are falling.


An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in the fund.

PAST PERFORMANCE
--------------------------------------------------------------------------------

The Fund does not yet have past performance data for a full calendar year. Next year's prospectus will provide performance data here.

     MONEY MARKET FUND YIELD

     The fund's current yield reflects the relationship between the fund's current level of annual income and its price on a particular day.

Types of Money Market Securities

U.S. TREASURY SECURITIES

Debt obligations, including bills, notes, bonds and other debt securities sold by the U.S. Treasury that mature in one year or less and are backed by the U.S. government.

U.S. GOVERNMENT AGENCY AND OTHER OBLIGATIONS

Debt obligations of U.S.
government agencies. The fund
will invest only in agency securities
backed by the full faith and credit
of the U.S. government.


REPURCHASE AGREEMENTS

Contracts, usually involving U.S. government securities, under which one party sells and agrees to buy back securities at a fixed price on a designated date.

THE FUNDS       16

FEES AND EXPENSES
The table below describes the fees and expenses you could expect as an investor in the fund. SHAREHOLDER FEES are one-time expenses charged directly to you. ANNUAL FUND OPERATING EXPENSES come out of fund assets and are reflected in the fund's total return.

FEE TABLE

SHAREHOLDER FEES                                                      NONE
   fees paid directly from your investment

ANNUAL FUND OPERATING EXPENSES
   expenses that are deducted from fund assets


Management fees                                                       0.40%
Distribution (12b-1) fees                                             NONE
Other expenses                                                        0.46%
                                                                      -----
TOTAL ANNUAL FUND OPERATING EXPENSES                                  0.86%
                                                                      =====


EXAMPLE

This example show what you could pay in expenses over time. To help you compare this fund's expenses with those of other funds, the example uses the same hypothetical assumptions as other mutual fund prospectuses:

   - $10,000 original investment
   - 5% annual return
   - No changes in operating expenses
   - Reinvestment of all dividends and distributions


            1 year         3 years         5 years        10 years
         ------------------------------------------------------------
            $  88          $  274          $  477           $ 1,061


The figures in the example would be the same whether you sold your shares at the end of the period or kept them. Because actual return and expenses may be different, this example is for comparison purposes only.

UNDERSTANDING FUND EXPENSES

MANAGEMENT FEES

Fee paid to the adviser
for the supervision of the fund's
investment program.

OTHER EXPENSES

Fees paid by the fund for miscellaneous items such as transfer agency, custodian, professional and registration fees.



THE FUNDS       17

THE INVESTMENT
   ADVISER

The funds' investment adviser is Burnham Asset Management Corporation, 1325 Avenue of the Americas, New York, NY 10019.

The adviser is responsible for economic research, industry and company analysis, portfolio recommendations and all investment decisions. In return for these services, the adviser receives a fee from each fund as described in the table below.


FEE AS A % OF AVERAGE DAILY NAV

BURNHAM FUND                                                            0.60%
--------------------------------------------------------------------------------
BURNHAM DOW 30 'sm' FOCUSED FUND                                        0.60%
--------------------------------------------------------------------------------
BURNHAM FINANCIAL SERVICES FUND                                         0.75%
--------------------------------------------------------------------------------
BURNHAM MONEY MARKET FUND                                               0.45%
--------------------------------------------------------------------------------
BURNHAM U.S. TREASURY MONEY MARKET FUND                                 0.40%


Total annual fund operating expenses of these funds are capped (see table below), which may reduce the adviser's fee. These caps are temporary and may be terminated or changed any time. The caps do not apply to transaction costs, taxes, interest charges or extraordinary or litigation expenses.

OPERATING EXPENSE CAP AS A % OF AVERAGE DAILY NAV

                                              CLASS A SHARES      CLASS B SHARES

BURNHAM FUND                                           1.34%               2.09%
--------------------------------------------------------------------------------
BURNHAM DOW 30 'sm' FOCUSED FUND                       1.20%                 n/a
--------------------------------------------------------------------------------
BURNHAM FINANCIAL SERVICES FUND                        1.60%               2.30%
--------------------------------------------------------------------------------
BURNHAM MONEY MARKET FUND                              0.97%                 n/a
--------------------------------------------------------------------------------
BURNHAM U.S. TREASURY MONEY MARKET FUND                  n/a                 n/a

THE INVESTMENT ADVISER       18

YOUR ACCOUNT

As an investor, you have flexibility in choosing a share class, setting up your account, making exchanges between funds and withdrawing money from your account. In this section, you will find detailed information about the various options available to you. It is important to read the entire section so that you will understand all of the factors--including tax liability, sales charges, and transaction volume--that should influence your investment decisions.



YOUR ACCOUNT    19

CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

WHY TWO SHARE CLASSES?

By offering two share classes, a fund allows you to choose the method of purchasing shares that is the most beneficial given the amount of your purchase, length of time you expect to hold your shares and other relevant circumstances.

Shares of Burnham Dow 30 'sm' Focused Fund, Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund are offered in one class only, with no sales charge. Burnham Fund and Burnham Financial Services Fund offer shares in two classes. Shares of Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund are not subject to any 12b-1 distribution or service fees.

CLASS A SALES CHARGE                            CLASS B DEFERRED SALES CHARGE

Front-end sales charge decreases with the       Contingent deferred sales charge (CDSC)
amount you invest and is included in            decreases with the amount of time you
the offering price [see schedule]               hold your shares [see schedule]

Rule 12b-1 fee of 0.25% annually of             Rule 12b-1 fee of 0.75% and service fee
average net asset value                         of 0.25% annually of average net asset value

                                                Maximum purchase $250,000


CLASS A SALES CHARGES

AMOUNT INVESTED                    SALES CHARGE
                                 % OFFERING PRICE                % NAV

less than $50,000                     5.00%                       5.26%
$50,000-$99,999                       4.50%                       4.71%
$100,000-$249,999                     4.00%                       4.17%
$250,000-$499,999                     3.00%                       3.09%
$500,000-$999,999                     2.00%                       2.04%
$1,000,000 and above                   --*                         --*


*PURCHASES OF $1 MILLION OR
 MORE (CLASS A SHARES)

The following CDSC will be imposed on investments over $1 million if shares are sold within two years of purchase. The charge is calculated from the NAV at the time of purchase or sale, whichever is lower.

PURCHASE-TO-SALE PERIOD CDSC

Less than 1 year        1.00%
1-2 years               0.50%


CLASS B DEFERRED SALES CHARGE


PURCHASE-TO-SALE PERIOD               CDSC

less than 1 year                      5.00%
1-2 years                             4.00%
2-4 years                             3.00%
4-5 years                             2.00%
5-6 years                             1.00%
6 years and longer                     --

Shares not subject to CDSC are redeemed first; remaining shares are redeemed in the order purchased. No CDSC applies to shares that:

  - Represent increases in the NAV above the net cost of the original investment

  - Were acquired through reinvestment of dividends or distributions

After 8 years, Class B shares automatically convert to Class A.


YOUR ACCOUNT    20

SALES CHARGE WAIVERS

Under certain conditions, the following investors can buy Class A shares without a sales charge:


 - Shareholders of the Burnham Fund who purchased shares directly from the fund before August 27, 1998
 - Customers of Burnham Securities Inc. with a cumulative balance of at least $250,000
 - Officers, directors, trustees, employees of the adviser, the fund's distributor and any of their affiliated companies, and immediate family members of any of these people
 - Employee benefit plans having more than 25 eligible employees or a minimum of $250,000
 - Employees of dealers that are members of the National
   Association of Securities Dealers, Inc. (NASD), members of their immediate families, and their employee benefit plans
 - Certain trust companies, bank trust departments and investment advisers that invest on behalf of their clients and charge account management fees
 - Participants in no-transaction fee programs of discount brokerages that maintain an omnibus account with the funds
 - Individuals investing distributions from tax-deferred savings and retirement plans
 - Individuals purchasing shares with redemption proceeds (made within the previous 180 days) of another mutual fund where a sales charge has previously been assessed. Proof of the date redemption will be required.

CDSC charges will be waived on redemptions of Class B shares in connection with:

 - Distributions from certain employee tax-qualified benefit plans
 - Any shareholder's death or disability
 - Withdrawals under an automatic withdrawal plan, provided they are less than 10% of your account's original value

WAYS TO REDUCE SALES CHARGES
Investors can reduce or eliminate sales charges on Class A shares under certain conditions.

COMBINED PURCHASE
Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

RIGHT OF ACCUMULATION
If you already hold Class A shares of a fund, the sales charge rate on additional purchases can be based on your total Class A shares in the fund.

LETTER OF INTENT
This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

COMBINATION PRIVILEGE
You can use the combined total of Class A shares of multiple Burnham funds for the purpose of calculating the sales charge.

PLEASE NOTE:
You must advise your dealer, the transfer agent or the fund if you qualify for a reduction and/or waiver in sales charges.


CALCULATION OF NET ASSET VALUE
Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day as defined in the Statement of Additional Information. If the New York Stock Exchange closes early, the time for calculating the NAV and the deadline for share transactions will be accelerated to the earlier closing time. Purchase and redemption orders received before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's closing.

DETERMINATION OF SHARE PRICE
The share price of a fund is the total value of its assets less its liabilities, divided by the total number of outstanding fund shares. Each fund's securities are valued on the basis of either market quotations or fair value pricing, which may include the use of pricing services. Because foreign markets and U.S. markets are open at different times, the value of a fund's securities may change on days when you can't buy or sell fund shares. On some occasions, the fund may use fair-value prices for foreign securities, which may be different from the values used by other funds.

YOUR ACCOUNT    21

HOW TO BUY SHARES
--------------------------------------------------------------------------------

MINIMUM PURCHASE AMOUNT

                                       INITIAL PURCHASE     SUBSEQUENT PURCHASES

Individual retirement accounts         $50                  $50
Automatic investment program           $50                  $50
All other funds and programs           $1,000               $250

These amounts may be waived or changed at the funds' discretion.

METHOD                         PROCEDURE
--------------------------------------------------------------------------------
MAIL      Open an account      Complete and sign the application form.
                               Send a check drawn on a U.S. bank for at least the minimum amount required, make the check payable to "Burnham Investors Trust." Send the check and application form to the address below.


          Open an IRA          Shares of the funds are available for
                               purchase through Individual Retirement Accounts
                               (IRAs) and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from the distributor by calling 1-800-874-3863 or your investment professional.


          Subsequent purchase  Send in a check for the appropriate
                               minimum amount (or more) with your account name
                               and number. For your convenience, you may use the
                               deposit slip attached to your quarterly account
                               statements.
--------------------------------------------------------------------------------
FEDERAL   Subsequent purchase  This option is available to existing open
FUNDS WIRE                     accounts only. New accounts must complete an
                               application form and forward payment to the address listed below.


          Wire address               STATE STREET BANK & TRUST CO.
                                     225 FRANKLIN STREET, BOSTON MA
                                     ABA# 011000028
                                     DDA# 99046005
                                     FUND ACCOUNT #
                                     FOR CREDIT TO BURNHAM INVESTORS TRUST
                                     (INDICATE FUND; CLASS A OR B SHARES)
--------------------------------------------------------------------------------
AUTOMATIC                      You can make automatic monthly, quarterly or
INVESTMENT                     annual purchases (on the 5th or 15th day of each
PROGRAM                        month) of $50 or more. To activate the automatic
                               investment plan, complete an account application notifying the funds. Your investment may come from your bank account or from your balance in the Burnham Money Market Fund or Burnham U.S.
                               Treasury Money Market Fund. You may change the purchase amount or terminate the plan at any time by writing to the funds.

--------------------------------------------------------------------------------
ELECTRONIC                     To purchase shares via electronic funds transfer,
FUNDS TRANSFER                 check this option on your account application
                               form. Your bank must be a member of the ACH
                               system.
--------------------------------------------------------------------------------
DEALER                         Contact your dealer to set up a new account,
                               purchase fund shares, and make subsequent investments. Purchase orders that are received by your dealer and are forwarded by the dealer to the transfer agent before 4:00 p.m. eastern time on any business day will receive that day's NAV.
                               Your dealer is responsible for properly
                               forwarding completed orders to the fund transfer agent.

SEND REGULAR MAIL TO:      SEND OVERNIGHT MAIL TO:       CALL SHAREHOLDER
                                                         SERVICE AGENT:

BURNHAM INVESTORS TRUST    BURNHAM INVESTORS TRUST       BOSTON FINANCIAL DATA
C/O BFDS, INC.             C/O BFDS, INC.                SERVICES, INC.
P.O. BOX 8015              66 BROOKS DRIVE               TOLL-FREE AT
BOSTON, MA 02266-8015      BRAINTREE, MA 02184-3839      1-800-462-2392


YOUR ACCOUNT    22

HOW TO EXCHANGE AND REDEEM SHARES
--------------------------------------------------------------------------------
METHOD                   PROCEDURE
--------------------------------------------------------------------------------

BY MAIL Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to "Burnham Investors Trust" to the address below. Please be sure to specify:

                         - the fund
                         - account number
                         - the dollar value or number of shares you wish to sell


                        Include all necessary signatures and any additional
                        documents as well as a medallion signature guarantee if
                        required.
--------------------------------------------------------------------------------
BY TELEPHONE            As long as the transaction does not require a
                        written or medallion signature guarantee, you or your
                        financial professional can sell shares by calling
                        Burnham Investors Trust at 1-800-462-2392. Press 1 and
                        follow the automated menu to speak to a customer service
                        representative. A check will be mailed to you on the
                        following business day.
--------------------------------------------------------------------------------
AUTHORIZED BROKER/DEALER    If you invest through an authorized broker/dealer
OR INVESTMENT PROFESSIONAL  or investment professional, they can sell or exchange shares for you. You may be charged a fee
                            for this.
--------------------------------------------------------------------------------
SYSTEMATIC WITHDRAWAL PLANS If you have a share balance of at least $5,000, you may elect to have monthly,quarterly or annual
                            payments of a specified amount ($50 minimum) sent to
                            you or someone you designate. The funds do not
                            charge for this service. See "Systematic Withdraw
                            Plan" information on page 25.
--------------------------------------------------------------------------------
BY FEDERAL FUNDS WIRE        Confirm with Burnham Investors Trust that a wire
                             redemption privilege, including your bank
                             designation, is in place on your account. Once this
                             is established, you may request to sell shares of
                             Burnham Investors Trust. Proceeds will be wired to
                             your pre-designated bank account. See "Federal
                             Funds Wire" information on page 24.
--------------------------------------------------------------------------------
BY EXCHANGE                  Read the prospectus before making an exchange. Call
                             Burnham Investors Trust at 1-800-462-2392. Press 1 and follow the automated menu to speak to a customer service representative to place your exchange.

SEND REGULAR MAIL TO:       SEND OVERNIGHT MAIL TO:      CALL SHAREHOLDER SERVICE AGENT:

BURNHAM INVESTORS TRUST     BURNHAM INVESTORS TRUST      BOSTON FINANCIAL DATA
C/O BFDS, INC.              C/O BFDS, INC.               SERVICES, INC.
P.O. BOX 8015               66 BROOKS DRIVE              TOLL-FREE AT
BOSTON, MA 02266-8015       BRAINTREE, MA 02184-3839     1-800-462-2392


YOUR ACCOUNT    23

TRANSACTION POLICIES
-----------------------------------------------------------------------------

FEDERAL FUNDS WIRES

A federal funds wire transaction must total at least $5,000. Your bank may also charge a fee to send or receive wires.


SHARE CERTIFICATES

The funds no longer offer or issue share certificates. Certificates were previously available to Burnham Fund Class A and B shareholders only. If you hold a certificate that was previously issued and you wish to transfer or redeem these shares, you must send them to the Fund's transfer agent. If you lose a certificate, you will be charged a fee to replace it.


TELEPHONE TRANSACTIONS

The funds have procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the fund and its representatives take reasonable measures to verify the authenticity of calls, you will be held responsible for any losses caused by unauthorized telephone orders.


CHECK WRITING FOR BURNHAM MONEY MARKET FUND AND
BURNHAM U.S. TREASURY MONEY MARKET FUND

You must have a Burnham Money Market Fund or a Burnham U.S. Treasury Money Market Fund account before adding this service. Call 1-800-462-2392 to request a Shareholder Services application to add the check writing feature.

Individual checks must be for $250 or more. You may not close a Burnham Money Market Fund or Burnham U.S.Treasury Money Market Fund account by writing a check.

THIRD PARTY CHECKS

Third party checks that are payable to an existing shareholder of Burnham Investors Trust, who is a natural person (not a corporation or partnership), and endorsed over to Burnham Investors Trust or State Street Bank and Trust Company will not be accepted.


REGULAR INVESTING AND DOLLAR-COST AVERAGING

Dollar-cost averaging is the practice of making regular investments over time. When share prices are high, your investment buys fewer shares. When the share price is low, your investment buys more shares. This generally lowers the average price per share that you pay over time.

Dollar-cost averaging cannot guarantee you a profit or prevent losses in a declining market.

OTHER POLICIES

Under certain circumstances, the funds reserve the right to:

  - Suspend the offering of shares

  - Reject any exchange or invest-
    ment order

  - Change, suspend or revoke
    exchange privileges

  - Suspend the telephone order
    privilege without advance
    notice to shareholders

  - Satisfy an order to sell fund shares with securities rather than cash, for certain large orders

  - Suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by SEC

  - Change their investment minimums or other requirements for buying or selling, or waive minimums and requirements for certain investors

  - Pay redemption proceeds consisting of portfolio securities or non-cash assets for redemptions of greater than $1 million

YOUR ACCOUNT    24

REDEEMING SHARES
You may redeem your shares in the funds at any time. The proceeds are generally sent out within three business days after your order is executed. Sale proceeds may be delayed beyond the normal three business days:

 - In unusual circumstances where the law allows additional time if needed

 - If a check you wrote to buy shares hasn't cleared by the time you sell the shares

If you think you will need to redeem shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

EXCHANGE PRIVILEGE
Exchanges of shares have the same tax consequences as redemptions. The funds' general policy is that sales charges on investments entering the fund complex should be applied only once. Therefore, you may exchange shares freely between funds within the same share class. Each fund reserves the right to modify this policy in the future. Exchanges must meet the minimum initial investment requirements of the fund.


THE FUNDS MAY CANCEL THE EXCHANGE PRIVILEGE OF ANY PERSON THAT, IN THE OPINION OF THE FUNDS, IS USING MARKET TIMING STRATEGIES OR MAKING MORE THAN FOUR EXCHANGES PER OWNER OR CONTROLLING PERSON PER CALENDAR YEAR.

ACCOUNT BALANCE BELOW MINIMUM AMOUNTS
The funds reserve the right to close your account if your balance falls below the minimum initial investment amount of $1,000. Your fund will notify you and allow you 60 days to bring the account balance back up to the minimum level. This does not apply to reduced balances caused by market losses or accounts that are not subject to a minimum investment requirement.


REINSTATEMENT PRIVILEGE
You may reinvest your proceeds from a redemption in shares of the same class. The proceeds will be credited at NAV up to 90 days after the redemption of shares.

SYSTEMATIC WITHDRAWAL PLAN
A systematic withdrawal plan (SWP) is available for shareholders who maintain a share balance of at least $5,000 in fund shares and who want to receive a specific amount of cash in amounts not less than $50 either monthly, quarterly, or annually. You may subscribe to this service by contacting your account executive, or by contacting the distributor at (800) 874-FUND for a Shareholder Services application form.

The funds' transfer agent will redeem a sufficient number of your shares, held in book-entry form, at the net asset value (for Class A shares) or less the appropriate CDSC (for Class B shares) at the close of business of the NYSE on or about the 20th day of each payment month. A check will mailed to you no later than three business days following the date the shares are redeemed.

HOUSEHOLD DELIVERY OF FUND DOCUMENTS
With your consent, Burnham may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the funds. If you want to revoke your consent to this practice, you may do so by notifying Burnham, by phone or in writing. See "How to contact us". Burnham will begin mailing separate prospectuses and shareholder reports to you within 30 days after receiving your notice.

WHAT IS A MEDALLION SIGNATURE GUARANTEE?

A medallion signature guarantee verifies that your signature is authentic. Most banks and financial institutions can provide you with a medallion signature guarantee providing that the financial institution participates in the Medallion Program. Some charge a fee, but it is usually waived if you are a customer of the financial institution.

A notary public cannot provide a medallion signature guarantee.

You will need a medallion signature guarantee on a written request to sell shares in certain cases, including:

 - When selling more than $25,000 worth of shares

 - When you want your check to be payable to someone other than the owner of record, or sent somewhere other than the address of record

 - When you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance


YOUR ACCOUNT    25

TAX CONSIDERATIONS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Each fund pays dividends and distributions, as described in the table below.

Unless you notify the fund otherwise, your income and capital gains distributions from a fund will be reinvested in that fund. However, if you prefer you may:

    - Receive all distributions in cash

    - Reinvest capital gains distributions, but receive your income distributions in cash

You may indicate your distribution choice on your application form upon purchase. You will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.


TYPE OF DISTRIBUTION               DECLARED & PAID           FEDERAL TAX STATUS

DIVIDENDS FROM
NET INVESTMENT INCOME                                        ordinary income


    Burnham Fund                        quarterly
    Burnham Dow 30 'sm' Focused Fund    annually
    Burnham Financial Services Fund     annually
    Burnham Money Market Fund           declared daily
                                        paid monthly
    Burnham U.S. Treasury Fund          declared daily
      Money Market                      paid monthly

--------------------------------------------------------------------------------
SHORT-TERM CAPITAL GAINS
        (all funds)                annually                  ordinary income

--------------------------------------------------------------------------------
LONG-TERM CAPITAL GAINS
        (all funds)                annually                  capital gain

--------------------------------------------------------------------------------

Each fund may also pay dividends and distributions at other times if necessary for a fund to avoid U.S. federal income or excise tax. Distributions from Burnham Fund, Burnham Dow 30 'sm' Focused Fund and Burnham Financial Services Fund are expected to be primarily capital gains. Distributions from Burnham Money Market Fund and Burnham U.S. Treasury Money Market Fund will be primarily ordinary income.

The funds issue Form 1099 tax information statements recording all distributions and redemptions for the preceding year. These forms are mailed to shareholders and to the Internal Revenue Service each year by January 31. Any shareholder who does not supply a valid taxpayer identification number to the funds may be subject to federal backup withholding.

It is a taxable event whenever you redeem or exchange shares. Generally, you will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the redemption proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares you redeem or exchange.


You should consult your tax adviser about your own particular tax situation.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they were paid the previous year.

BUYING SHARES
BEFORE A DISTRIBUTION

The money a fund earns, either as income or as capital gains, is reflected in its share price until the fund makes a distribution. At that time, the amount of the distribution is deducted from the share price and is either reinvested in additional shares or paid to shareholders in cash.

If you buy fund shares just before a distribution, you will get some of your investment back in the form of a taxable distribution. You can avoid this by waiting to invest until after the fund makes its distribution.


Investments in tax-deferred accounts are not affected by the timing of distribution payments because there are no tax consequences to these accounts.

BACKUP WITHHOLDING

When you fill out your application form, be sure to provide your Social Security number or taxpayer ID number. Otherwise, the IRS will require each fund to withhold 31% of all money you receive from the fund. In certain circumstances, the IRS may also require a fund to withhold 31% of such payments even when an appropriate number has been provided by a shareholder.

YOUR ACCOUNT    26

DOW JONES DISCLAIMER
--------------------------------------------------------------------------------

"Dow Jones'sm'," "Dow Jones Industrial Average'sm'", "DJIA'sm'" and "Dow 30'sm'" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to Burnham Dow 30'sm' Focused Fund or its distributor, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks to the distributor to use in connection with the fund.


DOW JONES DOES NOT:

  - Sponsor, sell or promote the fund.

  - Recommend that any person invest in the fund or any other securities.

  - Have any responsibility or liability for or make any decisions about the timing, amount or pricing of fund share offerings or redemptions.

  - Have any responsibility or liability for the administration, management or marketing of the fund.

  - Consider the needs of the fund or its shareholders in determining, composing or calculating the DJIA or have any obligation to do so.

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FUND.
Specifically,

 - Dow Jones does not make any warrants, express or implied, and Dow Jones disclaims any warranty about:

    - The results to be obtained by the fund, its shareholders or any other person in connection with the use of the DJIA and the data included in the DJIA;

    - The accuracy or completeness of the DJIA and its data;

    - The merchantability and the fitness for a particular purpose or use of the DJIA and its data.

 - Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data.

 - Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between the fund's distributor and Dow Jones is solely for their benefit and not for the benefit of the fund, its shareholders or any other third parties.


RETIREMENT PLANS

The funds offer a number of tax-deferred plans for retirement savings:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions may be deductible for some investors.

ROTH IRAS also offer tax-free
growth. Contributions are
taxable, but withdrawals
in retirement are tax-free for
investors who meet certain
requirements.

SEP-IRA and other types of plans are also available. Consult your tax professional to determine which type of plan may be beneficial to you.

YOUR ACCOUNT    27

FINANCIAL HIGHLIGHTS


THESE FINANCIAL HIGHLIGHTS TABLES ARE INTENDED TO HELP YOU UNDERSTAND EACH FUND'S FINANCIAL PERFORMANCE OVER THE PAST 5 YEARS OR FOR THE LIFE OF THE FUND REPORTING PERIOD. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. THE TOTAL RETURNS IN EACH TABLE REPRESENT THE RATE THAT AN INVESTOR
WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THAT FUND, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT, ALONG WITH THE FUNDS' FINANCIAL STATEMENTS, IS INCLUDED IN THE ANNUAL REPORT, WHICH IS AVAILABLE UPON REQUEST.

FINANCIAL HIGHLIGHTS    28

BURNHAM FUND FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31,             1999    1998    1997    1996     1995           1999     1998    1997    1996    1995
                                                          CLASS A SHARES                               CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   Beginning of year ($)                    34.31   30.04   25.65   23.19    19.88          35.21    30.75   26.31   23.45   19.94
                                          ------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income / (loss)               0.06    0.25    0.45    0.51     0.71          (0.17)    0.03    0.13    0.21    0.41
Net gains on securities
  and options (both realized
  and unrealized)                           10.52    5.97    5.54    3.36     3.91          10.70     6.12    5.75    3.69    4.10
                                          ------------------------------------------------------------------------------------------
Total from investment operations            10.58    6.22    5.99    3.87     4.62          10.53     6.15    5.88    3.90    4.51

LESS DISTRIBUTIONS
Dividends
  (from net investment income)              (0.10)  (0.32)  (0.44)  (0.55)   (0.75)           --     (0.06)  (0.28)  (0.18)  (0.44)
Distributions from capital gains
  (from securities and
  options transactions)                     (3.08)  (1.63)  (1.16)  (0.86)   (0.56)         (3.08)   (1.63)  (1.16)  (0.86)  (0.56)
                                          ------------------------------------------------------------------------------------------
Total distributions                         (3.18)  (1.95)  (1.60)  (1.41)   (1.31)         (3.08)   (1.69)  (1.44)  (1.04)  (1.00)
                                          ------------------------------------------------------------------------------------------
Net asset value,
  end of year ($)                           41.71   34.31   30.04   25.65    23.19          42.66    35.21   30.75   26.31   23.45
                                          ------------------------------------------------------------------------------------------
Total return (%)                            32.71   22.08   24.74   17.60    24.45          31.60    21.16   23.60   17.34   23.54


RATIO/SUPPLEMENTAL DATA
Net assets (in $ millions),
end of year                                 193.0   156.7   136.4   117.4    112.0           5.1      2.4     1.6     1.0     0.6
                                          ------------------------------------------------------------------------------------------

Ratio of total expenses after
reimbursement to average
net assets (%) (1)                            1.3     1.3     1.1     1.3      1.5           2.1      2.1     2.0     2.1     2.2

Ratio of total expenses before
reimbursement to average
net assets (%) (1)                            1.4     1.3     --      --       --            2.2      2.2     --      --      --
                                          ------------------------------------------------------------------------------------------
Ratio of net income to average                0.1     0.8     1.6     2.1      3.3          (0.06)    0.0*    0.7     1.3     2.5
net assets (%)                            ------------------------------------------------------------------------------------------

Portfolio turnover rate (%)                  42.2    54.7    59.4    61.5     78.3          42.2     54.7    59.4    61.5    78.3
                                          ------------------------------------------------------------------------------------------

* Less than 0.1%


1  THE ADVISOR CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.34% AND 2.09% OF
   AVERAGE NET ASSETS FOR CLASS A AND CLASS B, RESPECTIVELY. THIS LIMIT IS
   VOLUNTARY AND THE ADVISOR COULD CHANGE OR DROP IT AT ANY TIME. FOR THE YEAR
   ENDED DECEMBER 31, 1999, THE ADVISOR REIMBURSED BOTH SHARE CLASSES FOR
   EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.





FINANCIAL HIGHLIGHTS    29

BURNHAM DOW 30'sm' FOCUSED FUND FINANCIAL HIGHLIGHTS


FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET ASSET VALUE,
   Beginning of period ($)                   10.00


INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.05
Net gains on securities
  (both realized and unrealized)             0.27
                                          --------------------------------------
Total from investment operations             0.32

LESS DISTRIBUTIONS
Dividends
  (from net investment income)              (0.05)
Distributions from capital gains
  (from securities transactions)               --
                                          --------------------------------------
Total distributions                         (0.05)
                                          --------------------------------------
Net asset value,
  end of year ($)                           10.27
                                          --------------------------------------
Total return (%)                             3.22


RATIO/SUPPLEMENTAL DATA
Net assets (in $ millions),
end of year                                  0.5
                                          --------------------------------------
Ratio of total expenses after
reimbursement to average
net assets (%) (1)                           1.2+
                                          --------------------------------------

Ratio of total expenses before
reimbursement to average
net assets (%) (1)                          19.9+
                                          --------------------------------------


Ratio of net income to average
net assets (%)                               0.7+
                                          --------------------------------------

Portfolio turnover rate (%)                 23.7
                                          --------------------------------------

+ ANNUALIZED

1 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.20% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. SINCE INCEPTION THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.



FINANCIAL HIGHLIGHTS    30

BURNHAM FINANCIAL SERVICES FUND FINANCIAL HIGHLIGHTS

FOR THE PERIOD JUNE 7 (INCEPTION)
TO DECEMBER 31,                              1999                 1999
--------------------------------------------------------------------------------
                                       CLASS A SHARES       CLASS B SHARES
--------------------------------------------------------------------------------
NET ASSET VALUE,
   Beginning of period ($)                  10.00                10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income / (loss)               0.02                (0.00)*
Net (loss) on securities and options
  (both realized and unrealized)            (0.21)               (0.25)
                                          --------------------------------------
Total from investment operations            (0.19)               (0.25)

LESS DISTRIBUTIONS
Dividends
  (from net investment income)              (0.02)                  --
Distributions from capital gains
  (from securities and
  options transactions)                        --                   --
                                          --------------------------------------
Total distributions                         (0.02)                  --
                                          --------------------------------------

Net asset value,
  end of period ($)                          9.79                 9.75
                                          --------------------------------------
Total return (%)                            (1.90)               (2.50)



RATIO/SUPPLEMENTAL DATA
Net assets (in $millions),
end of period                                  3.0                  0.0**
                                          --------------------------------------
Ratio of total expenses after
reimbursement to average
net assets (%) (1)                           1.6+                 2.3+
                                          --------------------------------------

Ratio of total expenses before
reimbursement to average
net assets (%) (1)                           7.4+                 8.2+
                                          --------------------------------------
Ratio of net income to average
net assets (%)                               0.7+                (0.1)+
                                          --------------------------------------

Portfolio turnover rate (%)                 89.6                 89.6
                                          --------------------------------------

*  LESS THAN $(0.01) PER SHARE
** LESS THAN $100,000
+  ANNUALIZED

1 THE ADVISER CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 1.60% AND 2.35% OF AVERAGE NET ASSETS FOR CLASS A AND CLASS B SHARES, RESPECTIVELY. THIS LIMIT IS VOLUNTARY AND THE ADVISER COULD CHANGE OR DROP IT AT ANY TIME. SINCE INCEPTION THE ADVISER REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.


FINANCIAL HIGHLIGHTS    31

BURNHAM MONEY MARKET FUND FINANCIAL HIGHLIGHTS

FOR THE PERIOD MAY 3 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET ASSET VALUE,
   Beginning of period ($)                   1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.03
Net gains on securities
  (both realized and unrealized)             0.00*
                                          --------------------------------------
Total from investment operations             0.03

LESS DISTRIBUTIONS
Dividends
  (from net investment income)              (0.03)
Distributions from capital gains
  (from securities transactions)            (0.00)**
                                          --------------------------------------
Total distributions                         (0.03)
                                          --------------------------------------
Net asset value,
  end of year ($)                            1.00
                                          --------------------------------------
Total return (%)                             2.97



RATIO/SUPPLEMENTAL DATA
Net assets (in $millions),
end of period                                 32.9
                                          --------------------------------------
Ratio of total expenses after
reimbursement to average
net assets (%) (1)                           0.9+
                                          --------------------------------------

Ratio of total expenses before
reimbursement to average
net assets (%) (1)                           1.1+
                                          --------------------------------------
Ratio of net income to average
net assets (%)                               4.5+
                                          --------------------------------------

*  LESS THAN $0.01 PER SHARE
** LESS THAN $(0.01) PER SHARE
+  ANNUALIZED
1 THE ADVISOR CURRENTLY LIMITS THE FUND'S TOTAL EXPENSES TO 0.97% OF AVERAGE NET ASSETS. THIS LIMIT IS VOLUNTARY AND THE ADVISOR COULD CHANGE OR DROP IT AT ANY TIME. SINCE INCEPTION THE ADVISOR REIMBURSED THE FUND FOR EXPENSES IN EXCESS OF THE VOLUNTARY EXPENSE LIMITATION.


 FINANCIAL HIGHLIGHTS    32

BURNHAM U.S. TREASURY MONEY MARKET FUND FINANCIAL HIGHLIGHTS

FOR THE PERIOD OCTOBER 13 (INCEPTION) TO DECEMBER 31, 1999
--------------------------------------------------------------------------------
NET ASSET VALUE,
   Beginning of period ($)                   1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        0.00*
                                          --------------------------------------
Total from investment operations             0.00*

LESS DISTRIBUTIONS
Dividends
  (from net investment income)              (0.00)**
                                          --------------------------------------
Total distributions                         (0.00)**
                                          --------------------------------------
Net asset value,
  end of period ($)                          1.00
                                          --------------------------------------
Total return (%)                              1.0


RATIO/SUPPLEMENTAL DATA
Net assets (in $millions),
end of PERIOD                                83.4
                                          --------------------------------------
Ratio of total expenses after
reimbursement to average
net assets (%) (1)                            0.8+
                                          --------------------------------------

Ratio of total expenses before
reimbursement to average
net assets (%) (1)                            0.9+
                                          --------------------------------------
Ratio of net income to average
net assets (%)                                4.6+
                                          --------------------------------------

*  LESS THAN $0.01 PER SHARE
** LESS THAN $(0.01) PER SHARE
+  ANNUALIZED


FINANCIAL HIGHLIGHTS    33

THE BURNHAM FAMILY OF FUNDS aims to give investors the tools to build prudent investment portfolios. The funds offer a variety of approaches to stock investing, as well as two money market funds.


   Burnham U.S.       Burnham        Burnham Dow                  Burnham
   Treasury Money     Money Market   30 'sm' Focused              Financial
   Money Market       Fund           Fund          Burnham Fund   Services Fund
--------------------------------------------------------------------------------
MORE                                                                        MORE
CONSERVATIVE                                                          AGGRESSIVE


WHERE TO GET
   MORE
INFORMATION


ANNUAL AND SEMI-ANNUAL REPORTS
--------------------------------------------------------------------------------
These include commentary from the fund managers on the market conditions and investment strategies that significantly affected the funds' performance, detailed performance data, a complete inventory of the funds' securities, and a report from the funds' auditor.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
--------------------------------------------------------------------------------
The SAI contains more detailed disclosure on features and policies of the funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus). Information about the funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

HOW TO CONTACT US

You can obtain these documents free of charge by contacting your dealer or:

DISTRIBUTOR:
[LOGO]  Burnham Securities Inc.
        1325 Avenue of the Americas, 26th Floor
        New York, NY 10019
        phone: 1-800-874-FUND
        internet: www.burnhamfunds.com
        email: contact@burnhamfunds.com


SEC file number: 811-994